FIRST EAGLE INTERNATIONAL FUND, INC.
                                   45 BROADWAY
                            NEW YORK, NEW YORK 10006


                       SUPPLEMENT DATED NOVEMBER 25, 1996
                       TO PROSPECTUS DATED APRIL 30, 1996


Effective November 25, 1996, all references to the address, telephone number and telefax number of First Eagle International Fund, Inc. (the "Fund"), Arnhold and
S. Bleichroeder, Inc. and Arnhold and S. Bleichroeder Advisers, Inc. should be deemed to have changed to:

                           1345 Avenue of the Americas
                             New York, NY 10105-4300

                            Telephone:(212) 698-3000

                             Telefax: (212) 299-4310


         The toll-free telephone number for the Fund will remain 800-451-3623.